Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 05, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards. Prior to May 30, 2024, we did not have any formal policy that would require us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. However, as part of our regular annual long-term incentive grant process, the Board and Compensation Committee generally have granted equity awards (including stock options) to our CEO and other named executive officers, respectively, at their meetings in or around March of each fiscal year. The dates for those Board and Committee meetings generally are set more than a year in advance and on a fairly consistent cadence year over year. The dates of these Board and Compensation Committee meetings generally occur well after we have issued our earnings release announcing our fourth quarter and full year financial results; however, as was the case with the Board and Compensation Committee meetings held in March 2024, these meetings may occur closer in time to the filing of our Annual Report on Form 10-K, which we generally do not believe includes additional material information beyond what we disclosed in our earnings release.

On May 30, 2024, the Board adopted an Equity Grant Policy, to formalize our policies and procedures with respect to the granting of equity compensation awards. The Equity Grant Policy establishes the following general guidelines for the grant of equity compensation awards: (i) equity awards generally will not be granted when the Company is in possession of material nonpublic information; (ii) equity awards generally will not be granted during the period commencing four business days before a periodic or current report filed with the Securities and Exchange Commission that discloses material nonpublic information and ending one business day after the filing or furnishing of such report; (iii) the Company will not purposely accelerate or delay the public release of material nonpublic information, or the grant date of any equity award, with the intention of allowing the grantee of an equity award to benefit from a more favorable stock price; and (iv) in no event will the grant date of any equity award be prior to the date of approval of the award. Further, pursuant to the Equity Grant Policy:

•
Annual grants of equity awards to the Chief Executive Officer generally will be approved by the Board at its meeting held in or around March of each year, and unless otherwise determined by the Board, the grant date of each annual award to the Chief Executive Officer will be the date of approval of the award by the Board;
•
Annual grants of equity awards to other officers and employees of the Company generally will be approved by the Committee at its meeting held in or around March of each year, and unless otherwise determined by the Committee, the grant date of each such award will be the later of (i) the date of approval of the award by the Committee, or (ii) the grant date of the annual equity award to the Chief Executive Officer for that year, as approved by the Board;
•
Annual grants of equity awards to non-employee directors shall be approved by the Board in accordance with the Company’s Non-Employee Director Compensation Policy.
•
Grants of equity awards in connection with new hires or promotions of employees or consultants or bonus awards generally will be approved on a regularly monthly basis (and may be approved by the Chief Executive Officer where permitted pursuant to delegated authority), and the grant date of such awards generally will be the last trading day of the month in which the award is approved; and
•
Any other special or discretionary equity awards will be approved as of such date as determined by the Compensation Committee or the Board, in accordance with the general principles of the Equity Grant Policy.

Consistent with our historic practices, the Board and the Compensation Committee granted equity awards, including stock options, to the CEO and the other named executive officers, respectively, at meetings held on March 5, 2024, which date was within the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-K or Form 10-Q (our annual report on Form 10-K for the 2023 fiscal year was filed on March 7, 2024) or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. Pursuant to SEC Rules, we are providing the following information relating to stock options granted to our named executive officers during fiscal year 2024:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)

Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Nonpublic
and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information (1)

Donald R. Young	3/5/2024	87,284	16.34	$974,990	(2.52)%
Ricardo C. Rodriguez	3/5/2024	35,249	16.34	$393,743	(2.52)%
Virginia H. Johnson	3/5/2024	35,249	16.34	$393,743	(2.52)%
Corby C. Whitaker	3/5/2024	35,249	16.34	$393,743	(2.52)%
Gregg R. Landes	3/5/2024	35,249	16.34	$393,743	(2.52)%
Stephanie Pittman	3/5/2024	35,249	16.34	$393,743	(2.52)%

(1)
The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies to the filing of our Annual Report on Form 10-K for the year ended December 31, 2023, which we do not believe contained any material, non-public information, because the material nonpublic information about that fiscal year was reported when we released earnings on February 12, 2024.

Award Timing Method	Prior to May 30, 2024, we did not have any formal policy that would require us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. However, as part of our regular annual long-term incentive grant process, the Board and Compensation Committee generally have granted equity awards (including stock options) to our CEO and other named executive officers, respectively, at their meetings in or around March of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	Pursuant to SEC Rules, we are providing the following information relating to stock options granted to our named executive officers during fiscal year 2024:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)

Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Nonpublic
and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information (1)

Donald R. Young	3/5/2024	87,284	16.34	$974,990	(2.52)%
Ricardo C. Rodriguez	3/5/2024	35,249	16.34	$393,743	(2.52)%
Virginia H. Johnson	3/5/2024	35,249	16.34	$393,743	(2.52)%
Corby C. Whitaker	3/5/2024	35,249	16.34	$393,743	(2.52)%
Gregg R. Landes	3/5/2024	35,249	16.34	$393,743	(2.52)%
Stephanie Pittman	3/5/2024	35,249	16.34	$393,743	(2.52)%

(1)
The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies to the filing of our Annual Report on Form 10-K for the year ended December 31, 2023, which we do not believe contained any material, non-public information, because the material nonpublic information about that fiscal year was reported when we released earnings on February 12, 2024.

Donald R. Young [Member]
Awards Close in Time to MNPI Disclosures
Name		Donald R. Young
Underlying Securities | shares		87,284
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 974,990
Underlying Security Market Price Change | Rate		(2.52%)
Ricardo C. Rodriguez [Member]
Awards Close in Time to MNPI Disclosures
Name		Ricardo C. Rodriguez
Underlying Securities | shares		35,249
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 393,743
Underlying Security Market Price Change | Rate		(2.52%)
Virginia H. Johnson [Member]
Awards Close in Time to MNPI Disclosures
Name		Virginia H. Johnson
Underlying Securities | shares		35,249
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 393,743
Underlying Security Market Price Change | Rate		(2.52%)
Corby C. Whitaker [Member]
Awards Close in Time to MNPI Disclosures
Name		Corby C. Whitaker
Underlying Securities | shares		35,249
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 393,743
Underlying Security Market Price Change | Rate		(2.52%)
Gregg R. Landes [Member]
Awards Close in Time to MNPI Disclosures
Name		Gregg R. Landes
Underlying Securities | shares		35,249
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 393,743
Underlying Security Market Price Change | Rate		(2.52%)
Stephanie Pittman [Member]
Awards Close in Time to MNPI Disclosures
Name		Stephanie Pittman
Underlying Securities | shares		35,249
Exercise Price | $ / shares		$ 16.34
Fair Value as of Grant Date | $		$ 393,743
Underlying Security Market Price Change | Rate		(2.52%)